INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTIES
Summary of movement in investment properties

The movements in investment properties for the years ended December 31, 2020 and 2019 were as follows:

	At the		P/L for
	Beginning	Total useful	changes			As of
Item	of the year	life	in the FV	Additions	Disposals	12/31/2020
Measurement at fair value
Rented properties	5,520,143	50	(92,457)	1,447,123	(876,864)	5,997,945
TOTAL INVESTMENT PROPERTIES	5,520,143	—	(92,457)	1,447,123	(876,864)	5,997,945

	At the		P/L for
	Beginning	Total useful	changes			As of
Item	of the year	life	in the FV	Additions	Disposals	12/31/2019
Measurement at fair value
Rented properties	865,687	50	(173,076)	4,834,792	(7,260)	5,520,143
TOTAL INVESTMENT PROPERTIES	865,687	—	(173,076)	4,834,792	(7,260)	5,520,143